WARRANTS (Details 2) - Warrant [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volatility	58.50%	51.00%	51.10%
Expected term (years)	4 years 2 months 12 days	2 years	2 years
Risk-free interest rate	1.20%	0.50%	0.50%
Dividend yield	0.00%	0.00%